                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-Q/A

         AMENDED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-5696
                                     --------

                         RIVERSOURCE GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                     --------------

Date of fiscal year end:      10/31
                          --------------
Date of reporting period:     07/31
                          --------------

                               PORTFOLIO HOLDINGS

                                      FOR

              RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (30.5%)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                    VALUE (A)
ASSET-BACKED (11.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                          5.43%       $1,500,000(d,e)           $1,500,200
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
  11-22-10                          5.44           455,000(e)                455,498
College Loan Corp Trust
 Series 2004-1 Cl A2
  04-25-16                          5.47         2,500,000(e)              2,502,249
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                          5.48         1,000,000(e)                993,906
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
  12-15-35                          5.56           240,044(e,g)              239,715
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
  02-15-36                          5.44           533,597(e,g)              533,547
Harley-Davidson Motorcycle Trust
 Series 2005-1 Cl A1
  07-15-09                          3.28             8,004                     7,999
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                          5.67           967,830(e,g)              972,215
Long Beach Auto Receivables Trust
 Series 2004-B Cl A3 (FSA)
  06-15-09                          3.46             9,171(g)                  9,163
Nissan Auto Receivables Owner Trust
 Series 2003-C Cl A5
  03-16-09                          3.21           103,075                   102,555
Residential Asset Securities
 Series 2006-KS2 Cl A2
  03-25-36                          5.45           800,000(e)                798,500
SLM Student Loan Trust
 Series 2003-4 Cl A3
  12-15-15                          5.46            27,734(e)                 27,737
SLM Student Loan Trust
 Series 2004-3 Cl A3
  04-25-16                          5.45           995,462(e)                996,270

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                    VALUE (A)
ASSET-BACKED (CONT.)
SLM Student Loan Trust
 Series 2005-5 Cl A1
  01-25-18                          5.36%         $120,656(e)               $120,683
SLM Student Loan Trust
 Series 2006-2 Cl A2
  01-25-17                          5.36           220,868(e)                220,863
SLM Student Loan Trust
 Series 2006-5 Cl A2
  07-25-17                          5.35         1,142,897(e)              1,142,540
SLM Student Loan Trust
 Series 2006-A Cl A1
  03-16-20                          5.38         1,861,591(e)              1,861,554
Structured Asset Investment Loan Trust
 Series 2006-1 Cl A1
  01-25-36                          5.40           127,565(e)                127,445
Volkswagen Auto Lease Trust
 Series 2005-A Cl A3
  05-20-08                          3.82            33,248                    33,217
                                                                     ---------------
Total                                                                     12,645,856
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.3%)(f)
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                          6.12           250,000(d,e)              249,688
Morgan Stanley Capital I
 Series 2003-IQ6 Cl A1
  12-15-41                          2.80           951,469                   941,061
TrizecHahn Office Properties Trust
 Series 2001-TZHA Cl C3
  03-15-13                          6.52         1,363,412(d)              1,366,260
                                                                     ---------------
Total                                                                      2,557,009
------------------------------------------------------------------------------------

MORTGAGE-BACKED (3.2%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                          5.41           573,226(e)                570,945
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
  11-19-37                          5.41           919,479(b)                918,731

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                    VALUE (A)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                          5.41%         $975,635(b)               $976,339
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                          5.57         1,135,434(b)              1,135,041
                                                                     ---------------
Total                                                                      3,601,056
------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
American Honda Finance
  07-11-08                          5.44           400,000(d,e)              400,558
------------------------------------------------------------------------------------

BANKING (4.9%)
ANZ Natl Intl
  08-07-09                          5.40           750,000(c,d,e)            749,705
Bank of America
 Sr Nts
  02-17-09                          5.51           640,000(e)                641,447
Citigroup
  06-09-09                          5.50           640,000(e)                641,443
JPMorgan Chase & Co
 Sr Nts
  12-22-08                          5.41           400,000(e)                399,794
  03-09-09                          5.54           250,000(e)                250,358
Rabobank Nederland
 Sr Nts
  01-15-09                          5.38           600,000(c,d,e)            600,220
Santander US Debt Unipersonal
 Bank Guaranteed
  09-19-08                          5.42           640,000(c,d,e)            640,478
Wachovia
 Sr Nts
  10-28-08                          5.41           640,000(e)                640,687
Wells Fargo
  03-10-08                          5.40           640,000(e)                640,371
World Savings Bank FSB
 Sr Nts
  03-02-09                          5.49           400,000(e)                401,041
                                                                     ---------------
Total                                                                      5,605,544
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)

BROKERAGE (3.0%)
Bear Stearns Companies
  03-30-09                          5.45%         $750,000(e)               $749,164
Credit Suisse First Boston USA
 Sr Nts
  12-09-08                          5.49           640,000(e)                640,684
Lehman Brothers Holdings
  10-22-08                          5.45           640,000(e)                640,018
Merrill Lynch & Co
  08-22-08                          5.45           640,000(e)                639,240
Morgan Stanley
 Sr Unsecured
  02-09-09                          5.47           640,000(e)                639,962
                                                                     ---------------
Total                                                                      3,309,068
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Caterpillar Financial Services
  10-28-08                          5.43           400,000(e)                400,370
John Deere Capital
  06-10-08                          5.49           640,000(e)                640,868
                                                                     ---------------
Total                                                                      1,041,238
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
Diageo Capital
  11-10-08                          5.46           640,000(c,e)              640,433
------------------------------------------------------------------------------------

LIFE INSURANCE (1.5%)
ING Security Life Institutional Funding
  01-14-08                          5.44           640,000(d,e)              640,255
Pacific Life Global Funding
  11-13-08                          5.45           400,000(d,e)              400,788
Pricoa Global Funding 1
  09-12-08                          5.37           640,000(d,e)              640,455
                                                                     ---------------
Total                                                                      1,681,498
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.6%)
General Electric Capital
  12-01-08                          5.51           640,000(e)                640,992
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
Berkshire Hathaway Finance
  01-11-08                          5.41           640,000(e)                640,557
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                  COUPON       PRINCIPAL
ISSUER                             RATE          AMOUNT                     VALUE(A)

PROPERTY & CASUALTY (0.6%)
Allstate Life Global Funding Trusts
 Secured
  11-14-07                          5.38%         $640,000(e)               $640,159
------------------------------------------------------------------------------------

WIRELINES (0.7%)
BellSouth
 Sr Unsecured
  08-15-08                          5.46           750,000(e)                750,626
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $34,168,786)                                                      $34,154,594
------------------------------------------------------------------------------------

MONEY MARKET FUND (19.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term
 Cash Fund                                       21,582,698(i)          $21,582,698
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $21,582,698)                                                     $21,582,698
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (2.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
White Pine Finance LLC
  02-25-08                           5.36%       $3,000,000              $3,001,035
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $3,000,276)                                                       $3,001,035
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (49.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (22.5%)
BA Credit Card Trust
  08-02-07                           5.31%       $4,000,000(h)           $3,998,835
Cullinan Finance
  11-21-07                           5.27         4,000,000               3,935,807

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Deer Valley Funding LLC
  08-20-07                           5.25%       $3,000,000              $2,991,393
Dorada Finance
  09-12-07                           5.27         4,000,000               3,975,328
Ebury Finance LLC
  10-05-07                           5.21         3,050,000               3,021,539
K2 (USA) LLC
  10-17-07                           5.23         4,000,000               3,955,783
Nelnet Student Asset Funding LLC
  09-17-07                           5.43         3,400,000               3,375,883
                                                                    ---------------
Total                                                                    25,254,568
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (26.6%)
Alpine Securitization
  01-02-08                           5.26         4,000,000(h)            3,912,579
Axon Financial Funding LLC
  09-04-07                           5.26         4,000,000               3,979,919
Bryant Park Funding LLC
  08-13-07                           5.24         3,500,000(h)            3,493,486
Chesham Finance LLC
  10-09-07                           5.22         3,196,000               3,164,341
Cheyne Finance LLC
  11-20-07                           5.27         2,000,000               1,968,190
  12-11-07                           5.26         2,000,000               1,962,389
Grampian Funding LLC
  12-14-07                           5.26         4,000,000(h)            3,923,068
Irish Life & Permanent
  10-16-07                           5.23         4,000,000(h)            3,956,357
Sigma Finance
  11-29-07                           5.25         3,500,000               3,440,164
                                                                    ---------------
Total                                                                    29,800,493
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $55,050,295)                                                     $55,055,061
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $113,802,055)(j)                                                $113,793,388
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2007, the value of foreign securities represented 2.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $7,188,607 or 6.4% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance
MBIA  -- MBIA Insurance Corporation

--------------------------------------------------------------------------------

 2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $19,284,325 or 17.2% of net assets.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $113,802,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $22,000
Unrealized depreciation                                               (31,000)
-----------------------------------------------------------------------------
Net unrealized depreciation                                           $(9,000)
-----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund's investment objective and strategy employs the use of forward foreign currency contracts. At July 31, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The terms of the open contracts are as follows:


                                                 CURRENCY TO                CURRENCY TO            UNREALIZED         UNREALIZED
EXCHANGE DATE                                    BE DELIVERED               BE RECEIVED           APPRECIATION       DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------

Aug. 23, 2007                                           11,929,000               16,498,165         $163,099                 $--
                                            European Monetary Unit              U.S. Dollar

Aug. 23, 2007                                        1,928,914,000               15,956,075               --             375,685
                                                      Japanese Yen              U.S. Dollar

Aug. 23, 2007                                        1,300,866,000               11,013,555               --                 638
                                                      Japanese Yen              U.S. Dollar

Aug. 23, 2007                                           13,080,000               10,900,908               --               2,949
                                                       Swiss Franc              U.S. Dollar

Aug. 23, 2007                                           15,921,338               16,605,000               --             348,021
                                                       U.S. Dollar          Canadian Dollar

Aug. 23, 2007                                           11,620,978               12,404,000           12,350                  --
                                                       U.S. Dollar          Canadian Dollar

Aug. 23, 2007                                           17,153,758               21,401,000               --             875,409
                                                       U.S. Dollar       New Zealand Dollar

Aug. 23, 2007                                           10,609,212               60,690,000               --             192,396
                                                       U.S. Dollar          Norwegian Krone

Aug. 23, 2007                                              473,180                2,762,000              889                  --
                                                       U.S. Dollar          Norwegian Krone
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $176,338          $1,795,098


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Global Series, Inc.



By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  October 25, 2007





By    /s/ Jeffrey P. Fox
      ------------------
      Jeffrey P. Fox
      Treasurer and Principal Financial Officer

Date  October 25, 2007